Shareholders’ equity (Details Narrative) - EUR (€)	1 Months Ended		6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Mar. 20, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary stock, shares issued			19,146,468	18,289,866		18,289,866	18,216,958
Ordinary stock, shares outstanding			19,146,468	18,289,866	19,146,468	18,289,866	18,216,958
Common shares reserved			400,000	1,800,000		900,000	1,800,000
Fair value of the stock options grant			€ 352,364	€ 232,768
Equity Incentive Plan 2021 - 2025 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares reserved						1,800,000
Fair value of the stock options grant			€ 424,360
American Depository Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued	856,602	72,908
Value of shares issued	€ 2,977,061	€ 270,885